RESTRUCTURING	12 Months Ended
Dec. 31, 2016
Restructuring And Related Activities [Abstract]
RESTRUCTURING

NOTE 4—RESTRUCTURING

In 2014 we completed a major review of our cost structure, and subsequently implemented a plan, which we referred to as the McDermott Profitability Initiative (the “MPI”), to increase our profitability and flexibility through reduced fixed and variable costs. The plan included personnel reductions, centralization of operational activities, other cost reduction initiatives and certain asset impairments. As part of MPI, the previously announced move of our ASA regional headquarters from Singapore to Kuala Lumpur, along with additional sourcing initiatives, is substantially complete.  We completed the MPI restructuring during third quarter of 2016.

We continued our efforts to improve our cost structure by initiating the Additional Overhead Reduction program (“AOR”) during the fourth quarter of 2015. AOR actions, which have included personnel reductions affecting direct operating and selling, general and administrative expenses, were complete as of December 31, 2016.

During 2013 and 2014, we implemented a restructuring of our Americas operations, which involved our Morgan City, Louisiana, Houston, Texas, New Orleans, Louisiana and some Brazil locations. The restructuring involved, among other things, reductions of management, administrative, fabrication and engineering personnel, and the discontinued utilization of the Morgan City facility.

We completed a Corporate restructuring during 2014. Costs associated with our Corporate restructuring activities primarily included severance, relocation and other personnel-related costs and costs for advisors, as well as costs for certain executive management changes that became effective during the fourth quarter of 2013.

The above restructuring initiatives are driven and managed by Corporate. Those costs are not allocated to our reportable segments.

The following table presents restructuring costs incurred in 2016, 2015, 2014 and from inception, by major cost type.

	Year ended December 31,				Incurred from inception to
	2016		2015	2014	December 31, 2016
	(In thousands)
Americas Restructuring	$(1,350)	(1)	$2,308	$9,170	$44,194

Corporate Restructuring	-		-	4,940	6,601

MPI
Severance and other personnel-related costs	2,590		15,217	-	17,807
Asset impairment and disposal	-		7,471	-	7,471
Legal and other advisor fees	222		7,414	4,003	11,639
Other	2,436		7,609	-	10,045
Total MPI	5,248		37,711	4,003	46,962

AOR
Severance and other personnel-related costs	5,012		-	-	5,012
Legal and other advisor fees	1,968		800	-	2,768
Other	385		-	-	385
Total AOR	7,365		800	-	8,165

Total	$11,263		$40,819	$18,113	$105,922

(1)

This amount includes reversal of environmental liability established in connection with discontinued utilization of our Morgan City fabrication facility. For further discussion see, Note 18, Commitments and Contingencies.